Income Taxes -Net deferred tax assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Capitalized start-up costs	$ 877,440	$ 579,901
Net operating loss carryforward	39,845
Total deferred tax assets	917,285	579,901
Valuation allowance	(861,760)	(211,887)
Net deferred tax assets	55,525	368,014
Deferred Tax Liabilities, Net [Abstract]
Accrued dividends on marketable securities held in Trust Account	(55,525)	(368,014)
Total deferred tax liabilities	$ (55,525)	$ (368,014)